Financial liabilities - Breakdown of financial liabilities by maturity (Details) € in Thousands	Sep. 02, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Royalty certificate, maximum amount	€ 172,000
Royalty certificates
Disclosure of detailed information about borrowings [line items]
Royalty certificate, expiration period	15 years
Royalty certificate, maximum amount	€ 172,000